Administrative Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses by Nature
Schedule of administrative expenses

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Business development expenses	146	49
Corporate administration	742	392
Professional fees	911	503
Salaries and benefits	4,167	2,017
Administrative expenses before share-based compensation	5,966	2,961
Share-based compensation	1,674	2,565
Total administrative expenses	7,640	5,526